Selected Quarterly Financial Data - Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Selected Quarterly Financial Data [Line Items]
Net revenues	$ 301,337	$ 398,055	$ 284,171	$ 292,906	$ 217,914	$ 305,242	$ 232,459	$ 235,623	$ 184,760	$ 1,193,046	$ 958,084	$ 772,752
Gross profit	101,877	145,174	101,880	114,127	75,268	117,526	84,393	91,246	63,184	436,449	356,349	271,620
Net income (loss)	$ (161)	$ (28,362)	$ 1,685	$ 17,616	$ (3,728)	$ 24,054	$ (4,830)	$ 7,582	$ (6,218)	$ (12,789)	$ 20,588	$ (7,051)
Weighted-average shares used in computing basic and diluted net income (loss) per share	38,076,026	35,692,064	1,000	1,000	1,000	1,000	674	100	100	9,428,828	468	100
Basic and diluted net income (loss) per share	$ 0.00	$ (0.79)	$ 1,685.00	$ 17,616.00	$ (3,728.00)	$ 24,054.00	$ (7,166.00)	$ 75,820.00	$ (62,180.00)	$ (1.36)	$ 43,991.00	$ (70,510.00)